EARNINGS PER SHARE - Additional Information (Detail) (Stock options [Member])	6 Months Ended		12 Months Ended
	Jun. 11, 2013	Jun. 12, 2012	Dec. 25, 2012	Dec. 27, 2011	Dec. 28, 2010
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	818,053	0	825,000	0	0